Operating and Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts
As at December 31, 2017, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(1) $	Sublease Payments(1)(2) $
2018	21,242	23,875
2019	21,242	23,875
2020	21,242	23,875
2021	21,242	23,875
2022	21,242	23,875
Thereafter	132,853	149,360
Total	239,063	268,735

(1)
The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2017, Teekay LNG had received $271.3 million of aggregate Head Lease receipts and had paid $212.1 million of aggregate Sublease payments. The portion of the Head Lease receipts that has not been recognized into earnings, are deferred and amortized on a straight-line basis over the lease terms and, as at December 31, 2017, $3.7 million (December 31, 2016 - $3.7 million) and $33.0 million (December 31, 2016 - $36.7 million) of Head Lease receipts had been deferred and included in accrued liabilities and other and other long-term liabilities, respectively, in the Company’s consolidated balance sheets.

(2)	The amount of payments under the Subleases is updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases
The following table lists the components of the net investments in direct financing leases:

	December 31, 2017 $	December 31, 2016(1) $
Total minimum lease payments to be received	568,710	777,334
Estimated unguaranteed residual value of leased properties	194,965	203,465
Initial direct costs and other	361	393
Less unearned revenue	(268,046)	(320,598)
Total	495,990	660,594
Less current portion	(9,884)	(154,759)
Long-term portion	486,106	505,835

(1) The direct financing leases for one FSO unit and certain VOC equipment as at December 31, 2016 totaling $17.6 million as of that date related to Teekay Offshore, which was deconsolidated on September 25, 2017.